Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 3,138,900	$ 2,888,336
Demand [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	170,660	85,786
Up to 1 month [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	1,127,120	1,285,949
From 1 month to 3 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	878,900	628,981
3 to 6 months
Disclosure of deposits from customers [Line Items]
Deposits from customers	544,860	593,431
6 months to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	365,879	289,189
From 1 to 2 years
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 51,481	$ 5,000